Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,303,000
Previously Paid Amount	0.00
Total Fee Amount	3,632.44
Total Offset Amount	0.00
Net Fee	3,632.44
Narrative - Max Aggregate Offering Price	$ 26,303,000
Final Prospectus	true